12. Commitments and Contingencies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Translation exchange rate	18.72 MX pesos to US dollars
Consulting fees	$ 23,500	$ 12,500
Ejido SDA [Member]
Annual lease payment	25,000 MX pesos
Lease expiration date	Dec. 31, 2025
Lease renewable term	10 years
Silverio Medina Ozuma [Member]
Annual lease payment	15,000 MX pesos
Lease expiration date	Apr. 30, 2020
Lease renewable term	3 years
Silverio Medina Ozuma [Member]
Annual lease payment	100,000 MX pesos
Lease expiration date	Apr. 30, 2020
Lease renewable term	10 years